Goodwill - Schedule of Goodwill (Details) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2025	Sep. 30, 2024	Sep. 30, 2025	Sep. 30, 2024	Dec. 31, 2024
Goodwill [Roll Forward]
Opening balance			$ 9,051,410	$ 9,022,075	$ 9,022,075
Current period acquisitions			0		46,126
Prior period acquisitions			5,108		0
Impairment	$ (165,300)	$ 0	(165,300)	$ 0	0
Foreign exchange movement			36,105		(16,791)
Closing balance	$ 8,927,323		$ 8,927,323		$ 9,051,410